UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: September 30, 2021

Date of reporting period: September 30, 2021

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Democratic Large Cap Core ETF

(formerly, DEMZ Political Contributions ETF)

ANNUAL REPORT	SEPTEMBER 30, 2021

Investment Adviser:

Reflection Asset Management, LLC.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2021

Financial Highlights	10

Notes to Financial Statements	11

Report of Independent Registered Public Accounting Firm	22

Disclosure of Fund Expenses	24

Trustees and Officers of the Advisors’ Inner Circle Fund III	26

Notice to Shareholders	34

The Fund files its complete schedule of investments with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent period ended September 30, is available (i) without charge, upon request, by calling 1-888-750-3369; and (ii) on the SEC’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2021 (UNAUDITED)

LETTER TO SHAREHOLDERS

Dear Shareholder,

We’d like to take this opportunity to thank each and every one of you who became an investor in the Democratic Large Cap Core ETF (DEMZ) this year. Since our launch on November 2, 2020, global capital markets and the U.S. political landscape have been in a constant state of flux. The Covid-19 Pandemic continues to be a headwind for certain sectors of the global economy, and supply chain disruptions may wreak havoc on 4th quarter holiday sales. Despite these challenges, much of the U.S. economy has roared back to pre-pandemic levels and US equity indices are touching all-time highs.

As this story continues to unfold, we wanted to share with you how DEMZ was performing during all this. Please note that we launched in November of last year, so these numbers are not for a full twelve months, but quarterly updates, and our 1-year anniversary performance will be published to www.demz.fund when they are available.

And now for our report card: DEMZ since inception (creation basket 11/2/20 at a price of $20.25) through 9/30/21, returned 37.26% (Market Price) vs. the Democratic Large Cap Core Index return of 36.01% and for reference, the S&P 500 Total Return Index (SPXT) of 28.70%. Per the chart in the following pages, this means a $10,000 investment in DEMZ on 11/2/2020 would have grown to $13,726 at the close on 9/30/2021 compared to a similar investment in the DEMZ Index (value $13,601) or the S&P 500 Total Return (value $12,870) for the same period.

We are very pleased with this result. Our outperformance was attributable to both security selection and sector allocations (more information in the accompanying report) and we continue to follow our established rebalancing schedule with our most recent rebalance occurring at the end of this quarter. Our next rebalance is scheduled for December 2021, and we hope to be able to continue to give you good news as we approach the holiday season.

Sincerely,

Jason Britton

President & Chief Investment Officer

Reflection Asset Management

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2021 (UNAUDITED)

It is not possible to invest in an index. There are risks involved with investing, including possible loss of principal. Please see the prospectus for the fund’s investment objective.

The information provided herein represents the opinion of the manager at a specific point in time and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Past performance is not a guarantee of future results.

Definition of the Comparative Index

Democratic Large Cap Core Index is a subset of the S&P 500® Index (the “S&P 500”) designed to provide exposure to companies that make political contributions to Democratic Party candidates and political action committees above a certain threshold. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities included in the Index. This policy may be changed upon 60 days’ prior written notice to shareholders.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2021 (UNAUDITED)

Comparison of Change in the Value of a $10,000 Investment in the Democratic Large Cap Core ETF versus the Democratic Large Cap Core Index.

Total Return For The Period Ended September 30, 2021
Since Inception*
Democratic Large Cap Core ETF	37.26%
Democratic Large Cap Core Index	36.01%

* The Democratic Large Cap Core ETF commenced operations on November 2, 2020.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change, because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index on page 2.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2021

SECTOR WEIGHTINGS (Unaudited) †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 99.7%

	Shares	Value
Communication Services — 11.6%
Discovery Communications, Cl A *	854	$21,675
Electronic Arts (a)	157	22,333
Facebook, Cl A *	673	228,409
Live Nation Entertainment *	212	19,320
Netflix *	135	82,396
Omnicom Group	550	39,853
Walt Disney	867	146,670

		560,656

Consumer Discretionary — 6.9%
CarMax *	366	46,833
Hasbro	125	11,152
PVH *	298	30,631
Ross Stores	730	79,461
Starbucks	1,374	151,566
Under Armour, Cl A *	659	13,299

		332,942

Consumer Staples — 6.7%
Colgate-Palmolive	1,230	92,963
Costco Wholesale	382	171,652
Hormel Foods	48	1,968
Kimberly-Clark	450	59,598

		326,181

Financials — 12.9%
Everest Re Group	246	61,692
M&T Bank	1,844	275,383

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2021

COMMON STOCK** — continued

	Shares	Value
Financials — continued
Moody’s (b)	399	$141,689
Progressive	1,026	92,740
Willis Towers Watson	237	55,093

		626,597

Health Care — 8.3%
Agilent Technologies	172	27,095
Catalent *	65	8,650
Danaher	511	155,569
Henry Schein *	118	8,987
Incyte *	420	28,888
IQVIA Holdings *	286	68,508
Stryker	399	105,224

		402,921

Industrials — 7.6%
Allegion	170	22,471
Carrier Global	1,650	85,404
Expeditors International of Washington	396	47,175
IHS Markit	823	95,978
Nielsen Holdings PLC	1,129	21,666
Xylem	771	95,357

		368,051

Information Technology — 34.0%
Adobe *	346	199,199
Advanced Micro Devices *	287	29,532
Amphenol, Cl A	2,705	198,087
Apple	1,651	233,616
CDW	242	44,049
FleetCor Technologies *	223	58,263
Gartner *	176	53,483
International Business Machines	1,846	256,465
KLA	235	78,610
Lam Research	162	92,202
NetApp	326	29,262
NortonLifeLock	594	15,028
NVIDIA	651	134,861
Paychex	247	27,775
salesforce.com *	480	130,186
Western Digital *	433	24,439
Western Union	2,076	41,977

		1,647,034

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2021

COMMON STOCK** — continued

	Shares	Value
Materials — 5.1%
Avery Dennison	669	$138,623
International Flavors & Fragrances	830	110,988

		249,611

Real Estate — 4.4%
American Tower, Cl A ‡	353	93,690
Prologis ‡	785	98,463
Ventas ‡	425	23,464

		215,617

Utilities — 2.2%
Consolidated Edison	1,458	105,836

Total Common Stock (Cost $4,484,807)		4,835,446

Total Investments - 99.7% (Cost $4,484,807)		$4,835,446

Percentages are based on Net Assets of $4,850,725.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.

Cl — Class

PLC — Public Limited Company

As of September 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2021

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $4,484,807)	$4,835,446
Cash	13,493
Dividend and Interest Receivable	3,567
Reclaim Receivable	38

Total Assets	4,852,544

Liabilities:
Payable for Management Fees	1,819

Total Liabilities	1,819

Net Assets	$4,850,725

Net Assets Consist of:
Paid-in Capital	$4,184,909
Total Distributable Earnings	665,816

Net Assets	$4,850,725

Outstanding Shares of beneficial interest (unlimited authorization — no par value)	175,000
Net Asset Value, Offering and Redemption Price Per Share	$27.72

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF FOR THE PERIOD ENDED SEPTEMBER 30, 2021*

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$42,635

Total Investment Income	42,635

Expenses:
Management Fees	13,371

Total Expenses	13,371

Net Investment Income	29,264

Net Realized Gain on:
Investments (1)	427,433

Net Realized Gain on Investments	427,433

Net Unrealized Appreciation on:
Investments	350,639

Net Unrealized Appreciation on Investments	350,639

Net Realized and Unrealized Gain	778,072

Net Increase in Net Assets Resulting from Operations	$807,336

*Commenced operations on November 2, 2020.

(1) Included in realized gain (loss) on Investments is $480,387 related to gains from in-kind redemptions.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended September 30, 2021*
Operations:
Net Investment Income	$29,264
Net Realized Gain on Investments	427,433
Net Unrealized Appreciation on Investments	350,639

Net Increase in Net Assets Resulting From Operations	807,336

Distributions	(6,160)

Total Distributions	(6,160)

Capital Share Transactions:
Issued	7,211,226
Redeemed	(3,161,677)

Net Increase in Net Assets From Capital Share Transactions	4,049,549

Total Increase in Net Assets	4,850,725

Net Assets:
Beginning of Period	–

End of Period	$4,850,725

Shares Transactions:
Issued	300,000
Redeemed	(125,000)

Net Increase in Shares Outstanding From Share Transactions	175,000

*Commenced operations on November 2, 2020.

Amounts designated as “-” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF(1)

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Class 1 Shares

Period Ended September 30, 2021*
Net Asset Value, Beginning of Year	$20.25

Income (Loss) from Investment Operations:

Net Investment Income†	0.23

Net Realized and Unrealized Gain	7.30

Total from Investment Operations	7.53

Dividends and Distributions:

Net Investment Income	(0.06)

Total Dividends and Distributions	(0.06)

Net Asset Value, End of Year	$27.72

Total Return‡	37.26%

Ratios and Supplemental Data

Net Assets, End of Year (Thousands)	$4,851

Ratio of Expenses to Average Net Assets	0.45%††

Ratio of Expenses to Average Net Assets (Excluding Waivers)	5.17%††

Ratio of Net Investment Income to Average Net Assets	0.98%††

Portfolio Turnover Rate§	72%

*	Commenced operations on November 2, 2020.
†	Per share calculations were performed using average shares for the period.
††	Annualized
‡

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

§	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Effective March 5, 2021, the DEMZ Political Contributions ETF was renamed the Democratic Large Cap Core ETF.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2021

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 47 funds. The financial statements herein are those of the Democratic Large Cap Core ETF (formerly, DEMZ Political Contributions ETF; the “Fund”). The investment objective of the Fund is to seek to track the total return performance, before fees and expenses, of the DEMZ Political Contribution Index (the “Index”). The Fund operates as an exchange traded fund (“ETF”). Reflection Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Fund. Exchange Traded Concepts, LLC (the “Sub-Adviser”) serves as the sub-adviser to the Fund. The Fund commenced operations on November 2, 2020. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2021

currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2021

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended September 30, 2021, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended September 30, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2021

withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income, if any, at least annually, and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

Creation Units — The Fund issues and redeems Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 25,000 Shares, or multiples thereof).

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2021

The following table discloses Creation Unit breakdown as of the period ended September 30, 2021:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
Democratic Large Cap Core ETF	25,000	$ 250	$ 693,000	$ 250

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended September 30, 2021, the admin fees incurred by the fund were paid by the Adviser in accordance with the advisory agreement.

The Trust has adopted a Distribution Plan (the “Plan”) applicable to the Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Fund as compensation for distribution and shareholder services. For the period ended September 30, 2021, the Fund did not incur any fees for these services.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2021

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Brown Brothers Harriman & Co. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.45% of the Fund’s average daily net assets.

The Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, non-routine expenses, and distribution and service fees and expenses paid by the Fund under any plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Adviser, in turn, compensates the Sub-Adviser from the management fee it receives from the Fund.

The Adviser and the Sub-Adviser have entered into an investment sub-advisory agreement with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to a Sub-Advisory Agreement, the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Fund’s Index, subject to the supervision of the Adviser and the Board.

As of September 30, 2021 the Adviser has entered into investment sub-advisory agreement with Exchange Traded Concepts, LLC.

For its services, the Sub-Adviser is entitled to a fee by the Adviser, which fee is calculated at an annual rate of 0.04% based on the average daily net assets of the Fund, and subject to a minimum annual fee of $20,000.

6. Investment Transactions:

For the period ended September 30, 2021, the Fund made purchases of $9,517,153 and sales of $5,459,689 in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $7,140,614 and redemptions of $1,876,728 respectively,

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2021

and have been properly excluded from the calculation of portfolio turnover within the fund’s financial highlights.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the period. The book/tax differences may be temporary or permanent. The permanent differences are primarily attributed to different treatment for gains and losses on paydown of mortgage and asset backed securities for tax purposes, REIT adjustments, PFIC adjustments, and foreign currency transactions.

At September 30, 2021, the Fund reclassified the following permanent amount between capital paid-in and distributable earnings (accumulated losses), the reclassification is primarily related to accumulated earnings applicable to the redemption of shares:

	Total Distributable Earnings	Paid-in Capital
Democratic Large Cap
Core ETF	$(135,360)	$135,360

The tax character of dividends and distributions paid during the year ended September 30, 2021 are as follows:

	Ordinary Income	Return of Capital	Total
2021	$6,160	$—	$6,160

As of September 30, 2021, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$322,958
Undistributed Long-Term Capital Gains	–
Capital Loss Carryforwards	–
Unrealized Appreciation	342,858

Total Distributable Earnings	$665,816

Fund does not have any capital loss carryforward.

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relate to wash sales. The Federal tax cost and aggregate

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2021

gross unrealized appreciation and depreciation for investments held by the Fund at September 30, 2021, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 4,492,588	$ 398,633	$ (55,775)	$ 342,858

8. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

EQUITY MARKET RISK — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

COMMON STOCK RISK — The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

LARGE CAPITALIZATION RISK — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2021

SECTOR RISK – The Fund is subject to the following Sector Risk:

INFORMATION TECHNOLOGY SECTOR RISK — The Fund’s investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

ISSURER-SPECIFIC RISK — Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

ETF RISKS — The Fund is an exchange-traded fund (“ETF”) and, as a result of this structure, it is exposed to the following risks:

INDEX TRACKING RISK — The Fund’s return may not match or achieve a high degree of correlation with the return of the Index.

PASSIVE INVESTMENT RISK — The Fund is not actively managed and therefore the Fund would not sell a security due to current or projected underperformance of the security, industry or sector, unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of the Index.

TRADING RISK — Shares of the Fund may trade on The NASDAQ Stock Market (the “Exchange”) above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2021

METHODOLOGY RISK — The Fund seeks to track the performance of the Index, which is based on a construction methodology that utilizes financial modeling. No assurance can be given that stocks of companies chosen for the Index will outperform stocks of other companies. Moreover, there is no guarantee or assurance that the methodology used to create the Index will result in the Fund achieving positive investment returns or outperforming other investment products.

The Federal Election Commission (FEC) imposes strict standards regarding the reporting of political contribution data, and violations of such standards may constitute a federal crime. Nevertheless, to the extent that a company fraudulently reports contribution data, such data may cause a company to be included in the Index when such company otherwise would be excluded absent such fraud. Further, FEC contribution data does not include Excluded Contributions and thus may not reflect all political contributions made by a company, including its senior management. Therefore, the Index’s sole reliance on the FEC for political contributions data may cause a company to be included in the Index that would not qualify for inclusion if the Index took into account Excluded Contributions. The inclusion of such companies in the Index could negatively affect the value of an investment in the Fund.

NEW INDEX PROVIDER RISK — The Index was created by and is owned and maintained by the Adviser, which has not previously been an index provider or investment adviser for a registered fund, which may create additional risks for investing in the Fund. There is no assurance that the Adviser will compile the Index accurately, or that the Index will be reconstituted, rebalanced, calculated or disseminated accurately.

LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK — Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services,

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2021

or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

NEW FUND RISK — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

9. Other:

At September 30, 2021, the records of the Trust reflected that 100% of the Fund’s total shares outstanding were held by one Authorized Participant, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

10. Subsequent Events:

On September 7, 2021, Brown Brothers Harriman & Co. (“BBH”), the Fund custodian, announced that it had entered into an agreement with State Street Bank and Trust Company (“State Street”) to sell BBH’s Investor Services business to State Street (the “Transaction”). The Transaction is subject to certain closing conditions, including regulatory and customary approvals, and it is expected to be consummated by the end of calendar year 2021 (the “Closing Date”). Consequently, as a result of the Transaction, it is expected that State Street will replace BBH as the Fund custodian effective as of the Closing Date.

The Fund has evaluated the need for additional disclosures (other than what is disclosed in the preceding paragraph) and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of September 30, 2021.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund III and Shareholders of Democratic Large Cap Core ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Democratic Large Cap Core ETF (the “Fund”) (one of the series constituting The Advisors’ Inner Circle Fund III (the “Trust”)), including the schedule of investments, as of September 30, 2021, and the related statements of operations, changes in net assets and financial highlights for the period from November 2, 2020 (commencement of operations) through September 30, 2021 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting The Advisors’ Inner Circle Fund III) at September 30, 2021, and the results of its operations, the changes in its net assets and its financial highlights for the period from November 2, 2020 (commencement of operations) through September 30, 2021, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2021

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Reflection Asset Management, LLC companies since 2021.

Philadelphia, Pennsylvania

November 24, 2021

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2021

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2021 to September 30, 2021.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2021

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 4/01/21	Ending Account Value 9/30/21	Annualized Expense Ratios	Expenses Paid During Period*
Class 1 Class Shares
Actual Fund Return	$1,000.00	$1,127.70	0.45%	$2.40

Hypothetical 5% Return	1,000.00	1,022.81	0.45	2.28

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2021

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (UNAUDITED)

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks Pennsylvania 19456. Trustees who are deemed not to be “interested persons” are referred to as “Independent Trustees.” Mr. Doran is a

Name and Year of Birth	Position with Trust and length of Time Served[1]	Principal Occupation in the Past Five Years
INTERESTED TRUSTEES2 3
William M. Doran (Born: 1940)	Chairman of Board of Trustees (Since 2014)

Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Secretary of SEI Investments since 1978.

INDEPENDENT TRUSTEES[2]
Jon C. Hunt (Born: 1951)	Trustee and Lead Independent Trustee (since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.
Thomas P. Lemke (Born: 1954)	Trustee (Since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.

1. Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2. Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

3. Trustees oversee 47 funds in The Advisors’ Inner Circle Fund III.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2021

Trustee who may be deemed to be “interested” person of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-750-3369. The following chart lists Trustees and Officers as of September 31, 2021.

Other Directorships Held in the Past Five Years[1]

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments, SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd., SEI Investments – Unit Trust Management (UK) Limited and SEI Investments Co. Director of the Distributor.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016.

Trustee of SEI Liquid Asset Trust to 2016. Trustee of Winton Series Trust to 2017. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Member of Independent Committee of Nuveen Commodities Asset Management to 2016. Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, JP Morgan Active Exchange-Traded Funds (33 Portfolios) and Symmetry Panoramic Trust (8 Portfolios). Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Munder Funds to 2014. Trustee of Victory Funds to 2015. Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust and AXA Premier VIP Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

4. Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2021

Name and Year of Birth	Position with the Trust and Length of Time Served[1]	Principal Occupation During the Past Five Years
INDEPENDENT TRUSTEES (continued)[2]
Nichelle Maynard-Elliott (Born: 1968)	Trustee (since 2021)	Independent Director since 2018. Executive Director, M&A at Praxair Inc. from 2011-2019.
Jay C. Nadel (Born: 1958)	Trustee (Since 2016)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.
Randall S. Yanker (Born: 1960)	Trustee (Since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.
OFFICERS
Michael Beattie (Born: 1965)	President (Since 2014)	Director of Client Service, SEI Investments Company, since 2004.
James Bernstein (Born: 1962)	Vice President (since 2017)	Attorney, SEI Investments, since 2017.
Secretary (since 2020)

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

John Bourgeois (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2021

Other Directorships Held in the Past Five Years[1]

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd. Director of Element Solutions Inc., Director of Xerox Holdings Corporation, and Director Nominee for Lucid Group, Inc.

Current Directorships: Chairman of the Board of Trustees of City National Rochdale Funds. Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust to 2017. Director of Lapolla Industries, Inc. to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Independent Non-Executive Director of HFA Holdings Limited. Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2021

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation During the Past Five Years
OFFICERS (continued)[2]
Russell Emery (Born: 1962)	Chief Compliance Officer (since 2014)

Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, Frost Family of Funds, Catholic Responsible Investments Funds, The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.
Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (since 2018)

Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.

Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.
Robert Morrow (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2021

Other Directorships Held in the Past Five Years

None.
None.
None.
None.
None.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2021

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation During the Past Five Years
OFFICERS (continued)[2]
Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.
Bridget E. Sudall (Born: 1980)	Privacy Officer (since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015.
	Anti-Money Laundering Officer (since 2015)	Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2021

Other Directorships Held in the Past Five Years

None.
None

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2021

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have a September 30, 2021 tax year end, this notice is for informational purposes only. For shareholders with a September 30, 2021 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal period ended September 30, 2021, the Funds are designating the following items with regard to distributions paid during the period.

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)
0.00%	0.00%	100.00%	100.00%	8.54%

Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)	Qualifying Business Income (6)
8.59%	0.00%	0.00%	100.00%	0.00%

1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

4)

The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S withholding tax when paid to foreign investors.

5)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors.

6)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

Democratic Large Cap Core ETF

P.O. Box 588

Portland, ME 04112

1-888-750-3369

Investment Adviser:

Reflection Asset Management, LLC

1000 Palm Boulevard, Suite 571

Isle of Palms, South Carolina 29451

Investment Sub-Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, Oklahoma 73120

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RAM-AR-001-0100

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Messrs. Lemke and Nadel is considered to be “independent” as that term is defined in Form N-CSR Item 3 (a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to The Advisors’ Inner Circle Fund III (the aforementioned “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2021				2020
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$730,515	$0	$11,990		$581,815	$0	$607,218
(b)	Audit-Related Fees	$4,000	$0	$0		$4,000	$0	$0
(c)	Tax Fees	$0	$0	$90,000	(2)	$0	$0	$335,050
(d)	All Other Fees	$0	$0	$1,473		$0	$0	$15,941

Fees billed by Ernst & Young LLP (“E&Y”) relate to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2021				2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$48,940	None	None		None	None	None
(b)	Audit-Related Fees	None	None	None		None	None	None
(c)	Tax Fees	None	None	$2,660	(3)	None	None	None
(d)	All Other Fees	None	None	None		None	None	None

Fees billed by Deloitte & Touche LLP (“D&T”) relate to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows

		2021			2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$60,000	None	None	None	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax return preparation fees for affiliates of the Funds.

(3)	Tax Fees for UK Reporting Fund Status.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert; provided, that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2021	2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2021	2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2021	2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $91,473 and $350,991 for 2021 and 2020, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $0 and $0 for 2021 and 2020, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $0 and $0 for 2021 and 2020, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR §270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR §270.30a-3(b)) and Rules 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR §240.13a-15(b) or §240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR §270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR §270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR §270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: December 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: December 9, 2021

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: December 9, 2021